Derivative Financial Instruments - Summary of Financial Liabilities Interest And Principal Cash Flow Maturities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($) $ / $ $ / ¥ $ / € $ / SFr $ / MXV $ / £	Dec. 31, 2025 MXN ($) $ / $ $ / ¥ $ / € $ / SFr $ / MXV $ / £	Jan. 01, 2025 MXN ($)	Dec. 31, 2024 USD ($) $ / SFr $ / ¥ $ / $ $ / € $ / MXV $ / £	Dec. 31, 2024 MXN ($) $ / SFr $ / ¥ $ / $ $ / € $ / MXV $ / £	Dec. 31, 2023 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Suppliers	$ 24,306,311	$ 436,704,206			$ 505,989,382
Accounts and accrued expenses payable	3,778,373	67,884,889			72,773,222
Leases		41,184,280			46,825,266	$ 41,848,333
Long-term contractual liabilities	$ 10,743,935	$ 193,033,065			$ 0
Debt			$ 143,403,700
Currency exchange rate | $ / $	17.9667	17.9667
U.S
Disclosure of detailed information about financial instruments [line items]
Total	$ 57,235,299			$ 105,786,263
Currency exchange rate | $ / $	17.9667	17.9667		20.2683	20.2683
Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / ¥	0.1146	0.1146		0.1289	0.1289
Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / £	24.1607	24.1607		25.3860	25.3860
UDI
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / MXV	8.665387	8.665387		8.340909	8.340909
Euro
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / €	21.0974	21.0974		20.9868	20.9868
Swiss francs
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / SFr	22.6728	22.6728		22.3721	22.3721
Total carrying amount
Disclosure of detailed information about financial instruments [line items]
Suppliers		$ 436,704,206			$ 505,989,382
Accounts and accrued expenses payable		67,884,889			72,773,222
Leases		41,184,280			46,825,266
Long-term contractual liabilities		193,033,065
Debt		1,531,298,090			1,978,772,255
Total		2,270,104,530			2,604,360,125
Total
Disclosure of detailed information about financial instruments [line items]
Suppliers		436,704,206			505,989,382
Accounts and accrued expenses payable		67,884,889			72,773,222
Leases		57,045,379			66,590,456
Long-term contractual liabilities		284,426,354
Debt		2,467,505,975			3,175,630,802
Total		3,313,566,803			3,820,983,862
Maturity Period One
Disclosure of detailed information about financial instruments [line items]
Suppliers		436,704,206			505,989,382
Accounts and accrued expenses payable		67,884,889			72,773,222
Leases		10,499,653			11,092,958
Long-term contractual liabilities		13,375,413
Debt		376,406,859			514,395,729
Total		904,871,020			1,104,251,291
Maturity Period Two
Disclosure of detailed information about financial instruments [line items]
Leases		7,298,141			7,288,901
Long-term contractual liabilities		34,456,245
Debt		160,117,968			426,064,511
Total		201,872,354			433,353,412
Maturity Period Three
Disclosure of detailed information about financial instruments [line items]
Leases		6,180,826			7,182,819
Long-term contractual liabilities		40,808,156
Debt		229,655,397			231,981,151
Total		276,644,379			239,163,970
Maturity Period Four
Disclosure of detailed information about financial instruments [line items]
Leases		4,896,937			6,327,785
Long-term contractual liabilities		41,215,651
Debt		161,646,801			185,726,755
Total		207,759,389			192,054,540
Maturity Period Five
Disclosure of detailed information about financial instruments [line items]
Leases		4,911,355			5,000,783
Long-term contractual liabilities		41,208,907
Debt		196,629,746			142,388,201
Total		242,750,008			147,388,984
Maturity Period After Year Five
Disclosure of detailed information about financial instruments [line items]
Leases		23,258,467			29,697,210
Long-term contractual liabilities		113,361,982
Debt		1,343,049,204			1,675,074,455
Total		$ 1,479,669,653			$ 1,704,771,665